DECONSOLIDATION OF GOLAR POWER ENTITIES DECONSOLIDATION OF GOLAR POWER ENTITIES - Calculation of loss on loss of control of Golar Power (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 06, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Net proceeds		$ 113,321	$ 0	$ 0
Loss on loss of control of Golar Power		$ (8,483)	$ 0	$ 0
Golar Power
Schedule of Equity Method Investments [Line Items]
Net proceeds	$ 113,000
Fair value of equity method investment	232,701
Ownership percentage		50.00%	0.00%
Carrying value of Golar Power’s net assets	236,713
Guarantees issued by Golar to Golar Power	4,471
Loss on loss of control of Golar Power	(8,483)
Fair value of 50% retained investment in Golar Power | Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of equity method investment	$ 116,000
Ownership percentage	50.00%
Fair value of counter guarantees from Golar Power | Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of equity method investment	$ 3,701